Submission	Aug. 28, 2025
Submission [Line Items]
Central Index Key	0001387467
Registrant Name	ALPHA AND OMEGA SEMICONDUCTOR LIMITED
Form Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A